Reconciliation of Statutory Tax Rates and Effective Tax Rates (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Schedule Of Effective Income Tax Rate Reconciliation [Line Items]
Federal Tax	34.00%	34.00%
State Tax	6.60%	5.90%
Interest Expense	(152.50%)	0.00%
Incentive stock options	0.00%	3.60%
R&D credit	(6.80%)	2.70%
Other adjustments	(14.60%)	0.00%
Valuation allowance/other	133.30%	(46.20%)
Net	0.00%	0.00%